Consolidated Statements of Operations - USD ($)		3 Months Ended	5 Months Ended	9 Months Ended	12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Oct. 14, 2021	Dec. 31, 2020
Revenues:
Net revenues (includes related party net revenues of $71 and affiliate net revenues of $136 and $(2,007), respectively) (1)	[1]	$ 11,481,000		$ 27,956,000	$ 28,495,000
Operating expenses:
Compensation and benefits		62,180,000		91,275,000	43,141,000
Professional services		3,034,000		5,175,000	5,751,000
Technology and communication		3,056,000		10,384,000	9,741,000
Selling, general and administrative		8,521,000		20,309,000	8,219,000
Acquisition-related expenses		1,603,000		24,793,000	13,372,000
Depreciation and amortization		5,422,000		9,620,000	8,159,000
Related party expenses (affiliate in Predecessor periods)	[1]	617,000		1,484,000	3,082,000
Impairment of long-lived assets		1,196,000		3,598,000	15,292,000
Other operating expenses		398,000		1,379,000	857,000
Total operating expenses		86,027,000		168,017,000	107,614,000
Operating loss		(74,546,000)		(140,061,000)	(79,119,000)
Interest income (expense), net		11,000		(247,000)	123,000
Loss from change in fair value of warrant liability		(79,373,000)
Other income (expense), net		832,000		487,000	(218,000)
Loss before income taxes		(153,076,000)		(139,821,000)	(79,214,000)
Income tax (expense) benefit		(11,751,000)		602,000	(391,000)
Net loss		(164,827,000)		(139,219,000)	(79,605,000)
Less: Net loss attributable to noncontrolling interest		(120,832,000)
Net loss attributable to Bakkt Holdings, Inc.		$ (43,995,000)
Net loss per share attributable to Bakkt Holdings, Inc. Class A common stockholders per share:
Basic (in dollars per share)		$ 0.81
Diluted (in dollars per share)		$ 0.81
VPC IMPACT ACQUISITION HOLDINGS [Member]
General and administrative expenses			$ 1,006,862	15,791,577
Other income (expense):
Other Income			0	4,476
Interest earned on investments held in Trust Account			4,193	20,246	4,193
Transaction Costs allocable to warrant liabilities			(768,391)	0	768,391
Operating expenses:
Operating loss			(1,006,862)	(15,791,577)
Loss from change in fair value of warrant liability			(3,090,130)	(9,329,720)	(3,090,130)
Other income (expense), net			(3,854,328)	(9,304,998)
Net loss			(4,861,190)	(25,096,575)	$ (4,861,190)
Class A [Member] | VPC IMPACT ACQUISITION HOLDINGS [Member]
Operating expenses:
Net loss attributable to Bakkt Holdings, Inc.			$ (3,520,953)	$ (20,077,260)
Net loss per share attributable to Bakkt Holdings, Inc. Class A common stockholders per share:
Weighted average shares outstanding			13,429,289	20,737,202
Basic and diluted net loss per share			$ (0.26)	$ (0.97)
Class B [Member] | VPC IMPACT ACQUISITION HOLDINGS [Member]
Operating expenses:
Net loss attributable to Bakkt Holdings, Inc.			$ (1,340,237)	$ (5,019,315)
Net loss per share attributable to Bakkt Holdings, Inc. Class A common stockholders per share:
Weighted average shares outstanding			5,111,809	5,184,300
Basic and diluted net loss per share			$ (0.26)	$ (0.97)

[1]	(1)As a result of the Business Combination (Note 4), ICE and its affiliates are no longer our affiliates. Refer to Note 8 for our related party disclosures.